Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Financing receivables, net
Schedule of gross financing receivables

	December 31,
	2022	2023
	US$	US$

Financing receivables, gross
Micro-credit personal loans	18,556	18,213

Less: allowance for expected credit loss on financing receivables	(18,556)	(18,213)

Financing receivables, net	—	—

Schedule of allowance for credit losses on financing receivables

	For the year ended December 31,
	2022	2023
	US$	US$

Balance at the beginning of the year	(20,317)	(18,556)
Addition for the year	1,761	343

Balance at the end of the year	(18,556)	(18,213)